ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2012
ALLOWANCES FOR DOUBTFUL RECEIVABLES
ALLOWANCES FOR DOUBTFUL RECEIVABLES

3. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company made provision (reversal) for doubtful debts in the aggregate amount of $3,919,044, ($1,374,668) and $852,278 during the year ended December 31, 2010, 2011 and 2012, respectively. The reversal of the allowance in 2011 relates to the collection of payments from certain of the Company’s module customers in connection with receivables that were previously provided for.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$114,271	$2,412,695	$1,090,274
Allowances made (reversal) during the year	2,237,042	(1,402,085)	852,278
Write off	—	—	(143,197)
Foreign exchange effect	61,382	79,664	22,400
Closing balance	$2,412,695	$1,090,274	$1,821,755

Analysis of allowances for other receivables is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$9,456,014	$8,733,597	$8,739,314
Allowances made during the year	42,379	—	3,412
Write off	(774,792)	—	(47,702)
Foreign exchange effect	9,996	5,717	703
Closing balance	$8,733,597	$8,739,314	$8,695,727

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$—	$887,888	$1,267,565
Allowances made (reversal) during the year	1,808,989	321,430	(5,125)
Write off	(943,340)	—	—
Foreign exchange effect	22,239	58,247	12,915
Closing balance	$887,888	$1,267,565	$1,275,355

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2010	2011	2012
Beginning of the year	$4,887,683	$4,661,198	$4,405,850
Allowances (reversal) made during the year	(169,366)	(294,013)	1,713
Write off	(133,587)	—	—
Foreign exchange effect	76,468	38,665	17,086
Closing balance	$4,661,198	$4,405,850	$4,424,649